Related parties	12 Months Ended
Dec. 31, 2020
Disclosure Of Related Parties [Abstract]
Related parties
43	Related parties

Related parties of the Group include mainly associates and joint ventures of the Group and the Group’s key management personnel.

The following tables provide the total amount of transactions that have been entered into with related parties for the relevant financial year.

(i) Compensation of key management personnel of the Group

The compensation of key management personnel of the Group is analysed as follows:

	2020	2019	2018
Directors’ fee	412	400	387
Short-term employee benefits	2,026	1,704	1,875
Social security contributions and defined contribution plans	634	563	500
Employee benefit obligations	137	118	110
Total	3,209	2,785	2,872

The amounts disclosed in the tables are the amounts recognised as an expense during the reporting period related to key management personnel. No loans and/or guarantees have been provided for or agreed to with key management personnel.

(ii) Transactions with directors of the Group

The aggregate value of transactions and outstanding balances related to directors were as follows.

	2020		2019		2018
	Cost	Amounts due	Cost	Amounts due	Cost	Amounts due
Legal services	392	—	32	—	—	—
Consultancy fees for business strategy	—	—	133	—	286	16
Other	—	—	—	—	—	—
Total	392	—	165	—	286	16

The Parent used the legal services of BonelliErede law firm, of which one of the Parent’s director is a partner, mainly for assistance with the request for a long-term loan and the sale of certain non-current assets, for a total fee amounting to 392 and 32 for the years ended December 31, 2020 and 2019, respectively. Amounts were billed based on market rates for such services and were due and payable under normal payment terms.

Furthermore, the Parent used the consultancy services of a former Director for assistance about business strategy, for a total fee amounting to 133 and 286 for the years ended December 31, 2019 and 2018, respectively. Amounts were billed based on market rates for such services and were due and payable under normal payment terms.

For the advance of 2,500 for the future capital increase received from the Parent’s majority shareholder and Chief Executive Officer, see note 27.

From time to time, Directors of the Group, or their related entities, may buy goods from the Group. These purchases are made on the same terms and conditions as those entered into by the Group’s other employees or customers.

(iii) Transactions with associates, joint ventures and other related parties

The following tables provide the total amount of transactions that have been entered into with such related parties for the relevant financial year. Such transactions have been conducted at arm’s length.

December 31, 2020

	Sales	Expenses	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	38,401	9	5,961	—
Nars Miami LLCC (associate)	406	—	27	—
Natuzzi Design S.a.s.	1,734	—	888	—
Natuzzi Arredamenti S.r.l.	827	—	279	—
Natuzzi Sofa S.r.l.	238	—	47	—
NA.FO. S.r.l.	—	—	—	—
Total	41,606	9	7,202	—

December 31, 2019

	Sales	Expenses	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	36,442	124	3,619	124
Nars Miami LLCC (associate)	646	—	169	—
Natuzzi Design S.a.s.	1,686	—	1,013	—
Natuzzi Arredamenti S.r.l.	842	—	367	—
Natuzzi Sofa S.r.l.	249	—	67	—
Total	39,865	124	5,235	124

December 31, 2018

	Sales	Expenses	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	12,589	1,001	7,383	1,001
Nars Miami LLCC (associate)	776	—	191	—
Natuzzi Design S.a.s.	1,750	—	1,338	—
Natuzzi Arredamenti S.r.l.	1,010	—	343	—
Natuzzi Sofa S.r.l.	291	—	78	—
NA.FO. S.r.l.	—	—	—	3
Total	16,416	1,001	9,333	1,004